Basis of Presentation	6 Months Ended
Jul. 31, 2013
Basis of Presentation [Text Block]

2.         Basis of Presentation

The accompanying unaudited condensed consolidated interim financial statements have been prepared by management, without audit, in accordance with the rules and regulations of the Securities and Exchange Commission. Accordingly, certain information and footnote disclosures normally included in the annual consolidated financial statements in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, the disclosures are adequate to make the information presented not misleading and the accompanying financial statements reflect all adjustments, consisting of normal recurring adjustments, considered necessary for fair presentation of statement of financial position, results of operations and cash flows for the interim periods presented. Operating results for the six months ended July 31, 2013 are not necessarily indicative of the results that may be expected for the year ended January 31, 2014.

The consolidated balance sheet at January 31, 2013 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by United States generally accepted accounting principles for annual financial statements.

These unaudited condensed consolidated financial statements should be read in conjunction with the most recent audited financial statements of the Company included in its annual report on Form 10-K for the year ended January 31, 2013.

Comparative Figures

Certain comparative figures have been reclassified to conform to the current year’s presentation. The Company determined that inventory adjustments and mark downs should be presented as a component of cost of sales on the statement of comprehensive loss. Previously, the Company had presented these amounts as a component of general and administrative expenses. This had an effect of decreasing gross profit by $4,288 and $1,893 for the three and six months ended July 31, 2012, respectively, and decreasing general and administrative and total operating expenses by $4,288 and $1,893, respectively. These revisions did not have an impact on the net change in cash or on the reported operating loss, net loss or comprehensive loss for the three and six months ended July 31, 2012.

Fair Value of Financial Instruments

The Company’s financial instruments consisting of cash, accounts receivable, accounts payable, and related party payables are carried at cost, which management believes approximates the fair values because of the short maturity of these instruments. The carrying amount of the Company’s note payable approximates its fair value as the interest rate is substantially comparable to rates offered for similar debt instruments. The fair values of the Company’s convertible promissory notes is estimated at $1,157,000 using estimated market interest rates of 18%, and are classified within Level 3 of the fair value hierarchy.

The framework for measuring fair value provides a hierarchy that prioritizes the inputs to valuation techniques used in measuring fair values as follows:

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals;

Level 3 inputs are unobservable inputs for the asset or liability which are typically based on an entity’s own assumptions, as there is little, if any, related market activity.

The Company calculated the fair value at July 31, 2013 of the convertible promissory notes by discounting future cash flows using rates representative of current borrowing rates for debt instruments without a conversion feature and by using the Black Scholes option pricing model to determine the fair value of the conversion features not being separately accounted for and carried at fair value (Note 11(i)), using the following assumptions:

Risk-free interest rate	0.10%
Expected life (years)	1.04
Expected volatility (1)	151.47%
Estimated stock price	$0.80
Dividend yields	0.00%

(1) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company has estimated expected share price volatility based on the historical share price volatility of comparable entities.

Shipping and Handling Costs

Costs associated with the Company’s third-party shipping, warehousing and handling activities are included within operating expenses on the income statement.

(i)

Shipping costs associated with marketing related promotions are included as a component of general and administrative expenses as selling and marketing expense. These shipping costs were $10,698 and $19,120 for the three and six months ended July 31, 2013, respectively ($9,050 and $19,289 for the three and six months ended July 31, 2012, respectively).

(ii)	Shipping costs billed to customers are recorded as revenues and related out-bound shipping costs incurred by the Company are recorded as cost of sales.

(iii)

Warehousing and handling costs, and shipping costs associated with transfers of inventory to and from third party warehouses to the Company’s warehouse are included in general and administrative expense as warehouse management. These warehousing, shipping and handling costs for the three and six months ended July 31, 2013 were $32,864 and $38,308, respectively. ($Nil and $Nil for the three and six months ended July 31, 2012, respectively).

Derivative Liabilities

The Company evaluates its convertible debt and other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC 815 Derivatives and Hedging. These derivatives may be included in these contracts to provide favourable terms to induce investment into the Company while preserving cash flows. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market at each balance sheet date and recorded as a liability and the change in fair value is recorded in the consolidated statements of operations as other income or expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Derivative instruments that become subject to reclassification are reclassified at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not settlement of the derivative instrument is expected within 12 months of the balance sheet date.

The Company uses the binomial option pricing model to value derivative liabilities. This model uses Level 3 inputs in the fair value hierarchy established by ASC 820 Fair Value Measurement